PORTFOLIO OF INVESTMENTS – as of February 28, 2023 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.9% of Net Assets

	Brazil – 8.6%
944,116	Ambev SA, ADR	$2,407,496
4,641	MercadoLibre, Inc.(a)	5,662,020

		8,069,516

	Canada – 2.4%
54,652	Shopify, Inc., Class A(a)	2,248,383

	China – 13.5%
15,083	Alibaba Group Holding Ltd., ADR(a)(b)	1,324,136
14,630	Baidu, Inc., ADR(a)(b)	2,014,405
168,532	Budweiser Brewing Co. APAC Ltd., 144A	505,360
6,420	Meituan, Class B, 144A(a)	111,419
9,881	NXP Semiconductors NV	1,763,561
68,600	Tencent Holdings Ltd.(b)	3,013,488
61,485	Trip.com Group Ltd., ADR(a)(b)	2,185,792
29,784	Yum China Holdings, Inc.	1,749,214

		12,667,375

	Denmark – 2.4%
15,979	Novo Nordisk AS, Class B	2,257,118

	France – 0.9%
8,897	Sodexo SA	824,020

	Japan – 2.7%
15,000	FANUC Corp.	2,549,563

	Netherlands – 3.2%
2,091	Adyen NV, 144A(a)	2,963,845

	Switzerland – 5.3%
33,903	CRISPR Therapeutics AG(a)	1,672,096
39,116	Novartis AG, (Registered)	3,292,007

		4,964,103

	United Kingdom – 3.9%
68,806	Experian PLC	2,319,734
6,720	Reckitt Benckiser Group PLC	466,267
16,547	Unilever PLC	825,539

		3,611,540

	United States – 56.0%
13,524	Alnylam Pharmaceuticals, Inc.(a)	2,589,170
44,237	Alphabet, Inc., Class A(a)	3,983,984
46,751	Amazon.com, Inc.(a)	4,405,347
4,798	Autodesk, Inc.(a)	953,315
15,210	Block, Inc.(a)	1,167,063
21,733	Boeing Co.(a)	4,380,286
2,066	Deere & Co.	866,150
41,535	Doximity, Inc., Class A(a)	1,396,822

Shares	Description	Value (†)

Common Stocks – continued

	United States – continued
6,954	Expeditors International of Washington, Inc.	$727,110
26,999	Meta Platforms, Inc., Class A(a)	4,723,205
13,113	Microsoft Corp.	3,270,645
10,699	Nestle SA, (Registered)	1,205,463
8,774	Netflix, Inc.(a)	2,826,369
38,962	Oracle Corp.	3,405,279
11,840	QUALCOMM, Inc.	1,462,595
5,806	Roche Holding AG	1,674,095
11,085	Salesforce, Inc.(a)	1,813,617
14,816	SEI Investments Co.	892,664
16,883	Tesla, Inc.(a)	3,473,002
83,400	Under Armour, Inc., Class A(a)	828,162
5,746	Vertex Pharmaceuticals, Inc.(a)	1,668,006
17,597	Visa, Inc., Class A	3,870,284
5,865	Yum! Brands, Inc.	745,793

		52,328,426

	Total Common Stocks (Identified Cost $98,158,610)	92,483,889

Principal Amount
Short-Term Investments – 0.8%
$731,397	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2023 at 1.950% to be repurchased at $731,436 on 3/01/2023 collateralized by $812,200 U.S. Treasury Note, 0.500% due 3/31/2025 valued at $746,085 including accrued interest(c) (Identified Cost $731,397)	731,397

	Total Investments – 99.7% (Identified Cost $98,890,007)	93,215,286
	Other assets less liabilities – 0.3%	293,124

	Net Assets – 100.0%	$93,508,410

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of February 28, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2023, the value of Rule 144A holdings amounted to $3,580,624 or 3.8% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$9,037,108	$3,630,267	$—	$12,667,375
Denmark	—	2,257,118	—	2,257,118
France	—	824,020	—	824,020
Japan	—	2,549,563	—	2,549,563
Netherlands	—	2,963,845	—	2,963,845
Switzerland	1,672,096	3,292,007	—	4,964,103
United Kingdom	—	3,611,540	—	3,611,540
United States	49,448,868	2,879,558	—	52,328,426
All Other Common Stocks*	10,317,899	—	—	10,317,899

Total Common Stocks	$70,475,971	$22,007,918	$—	$92,483,889

Short-Term Investments	—	731,397	—	731,397

Total	$70,475,971	$22,739,315	$—	$93,215,286

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2023 (Unaudited)

Interactive Media & Services	14.8%
Internet & Direct Marketing Retail	12.2
IT Services	10.9
Software	10.0
Pharmaceuticals	7.7
Biotechnology	6.4
Hotels, Restaurants & Leisure	5.9
Aerospace & Defense	4.7
Automobiles	3.7
Machinery	3.6
Semiconductors & Semiconductor Equipment	3.5
Beverages	3.1
Entertainment	3.0
Professional Services	2.5
Other Investments, less than 2% each	6.9
Short-Term Investments	0.8

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

Currency Exposure Summary at February 28, 2023 (Unaudited)

United States Dollar	76.2%
Swiss Franc	6.6
Euro	5.0
Hong Kong Dollar	3.8
British Pound	3.0
Japanese Yen	2.7
Danish Krone	2.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%